Asset retirement obligations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligations.
Accretion expense	$ 507,000	$ 843	$ 122
Asset retirement obligations
Asset retirement obligations, beginning of year	$ 963,428	503,543	267,791	$ 46,835
Additions to capitalized asset retirement obligations		439,762	138,151	209,622
Revisions to asset retirement costs		(36,893)	63,160	2,905
Accretion of discount		57,016	34,441	8,429
Asset retirement obligations, end of year		$ 963,428	$ 503,543	$ 267,791